Loans Receivable, Net: (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan loss account by loan
Beginning balance	$ 11,262	$ 9,830
Charge off	(3,684)	(4,875)
Recovery	795	386
General Provision	2,777	4,143
Specific Provision	(502)	1,778
Ending balance	10,648	11,262
One-to-four family mortgages [Member]
Allowance for loan loss account by loan
Beginning balance	2,640	1,097
Charge off	(379)	(758)
Recovery	81	139
General Provision	324	1,687
Specific Provision	(176)	475
Ending balance	2,490	2,640
Home equity line of credit [Member]
Allowance for loan loss account by loan
Beginning balance	408	212
Charge off	(67)	(123)
Recovery	6
General Provision	6	245
Specific Provision	21	74
Ending balance	374	408
Junior liens [Member]
Allowance for loan loss account by loan
Beginning balance	277	146
Charge off	(1)	(27)
Recovery	4	1
General Provision		79
Specific Provision	(50)	78
Ending balance	230	277
Multi-family [Member]
Allowance for loan loss account by loan
Beginning balance	1,201	2,022
Charge off	(417)	(89)
General Provision	429	26
Specific Provision	(689)	(758)
Ending balance	524	1,201
Construction [Member]
Allowance for loan loss account by loan
Beginning balance	139	657
Charge off		(353)
General Provision	117	(91)
Specific Provision		(74)
Ending balance	256	139
Land [Member]
Allowance for loan loss account by loan
Beginning balance	1,332	865
Charge off	(1,033)	(308)
Recovery	405	30
General Provision	635	353
Specific Provision	845	392
Ending balance	2,184	1,332
Non-residential real estate [Member]
Allowance for loan loss account by loan
Beginning balance	3,671	4,025
Charge off	(1,120)	(2,645)
Recovery	137	84
General Provision	1,033	1,114
Specific Provision	(88)	1,093
Ending balance	3,633	3,671
Consumer loans [Member]
Allowance for loan loss account by loan
Beginning balance	262	108
Charge off	(510)	(371)
Recovery	150	112
General Provision	404	425
Specific Provision	32	(12)
Ending balance	338	262
Commercial loans [Member]
Allowance for loan loss account by loan
Beginning balance	1,332	698
Charge off	(157)	(201)
Recovery	12	20
General Provision	(171)	305
Specific Provision	(397)	510
Ending balance	$ 619	$ 1,332